Earnings Per Share	9 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
Earnings Per Share

Note 11. Earnings Per Share

Basic net income (loss) per common share is calculated by dividing the net income (loss) attributable to common stockholders’ by the weighted-average number of common shares outstanding during the period, without consideration for potentially dilutive securities. Diluted net income (loss) per share is computed by dividing the net income (loss) attributable to common stockholders’ by the weighted average number of common shares and potentially dilutive securities outstanding for the period. For the Company’s diluted earnings per share calculation, the Company uses the “if-converted” method for preferred stock and convertible debt and the “treasury stock” method for Warrants and Options.

As the Business Combination and related transactions are being reflected as if they had occurred at the beginning of the period presented, the calculation of weighted average shares outstanding for basic and diluted net income per share assumes that the shares issued in connection with the Business Combination have been outstanding for the entire period presented.

	For the Nine Months Ended September 30,
	2022	2021
Net income	1,894,179	2,568,537
Weighted average shares outstanding – basic	18,715,912	18,715,912
Basic net earnings per share	0.10	0.14
Weighted average shares outstanding – diluted**	20,760,912	18,715,912
Diluted net earnings per share	0.09	0.14

	For the Three Months Ended September 30,
	2022	2021
Net income	1,056,235	946,063
Weighted average shares outstanding – basic	18,715,912	18,715,912
Basic net earnings per share	0.06	0.05
Weighted average shares outstanding – diluted**	20,760,912	18,715,912
Diluted net earnings per share	0.06	0.05

Weighted average share calculations, basic	As of,
	September 30, 2022	September 30, 2021
Company public shares	3,926,598	2,568,537
Company initial stockholders’	3,403,175	18,715,912
SHF stockholders’	11,386,139	11,386,139
Weighted average shares outstanding – basic	18,715,912	18,715,912

Weighted average shares calculations, diluted	As of,
	September 30, 2022	September 30, 2021
Company public shares	3,926,598	2,568,537
Company initial stockholders’	3,403,175	18,715,912
PIPE Investors**	2,045,000	-
SHF stockholders’	11,386,139	11,386,139
Weighted average shares outstanding – diluted	20,760,912	18,715,912

**	PIPE investors initial shares represent preferred stock without voting rights. Preferred stock initially converts at $10 per share which would result in an additional 2,045,000 shares of Class A Stock.